Employee Benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Rocket Lab USA, Inc.
Defined Contribution Plan Disclosure [Line Items]
Employee benefit plan, contributions by employer	$ 277	$ 98